Supplement dated September 21, 2000 to
                       Prospectus dated February 28, 2000


ADVISER NAME CHANGE: Effective September 21, 2000, CIMCO Inc., the investment adviser to the MEMBERS Mutual Fund, has changed its name to MEMBERS Capital Advisors, Inc. To reflect this change, the name CIMCO Inc. is replaced with MEMBERS Capital Advisors, Inc. The management and ownership of the adviser have not changed.

TRANSFER AGENT CHANGE: Effective November 20, 2000, MEMBERS Mutual Funds will have a new transfer agent. The funds' new transfer agent will be Boston Financial Data Services, Inc. (BFDS). To reflect this change, PFPC Global Fund Services, Inc. is replaced by BFDS at all places in the prospectus and statement of additional information. As part of this change, there will be new numbers and addresses to interact with the funds. The following chart provides the new information:

Item                  Old                                   New - Effective Nov. 20, 2000

Telephone number      1-800-877-6089                        SAME

Mailing Address       P O Box 60569                         P O Box 8390
                      King of Prussia, PA 19406-0569        Boston, MA 02266-8390

Overnight Delivery    MEMBERS Mutual Funds                  MEMBERS Mutual Funds
Address               c/o PFPC                              c/o BFDS
                      211 South Gulph Road                  66 Brooks Drive
                      King of Prussia, PA 19406             Braintree, MA 02184

Wire Instructions     Boston Safe Deposit & Trust           State Street Bank & Trust Company
                      ABA# 0110-0123-4                      Boston, MA 02110
                      FBO: MEMBERS Mutual Funds             ABA# 0110-0002-8
                      A/C# 143286                           FBO: MEMBERS Mutual Funds
                      FBO: Shareholder name & account#      DDA# 9905-510-5
                                                            FBO: Shareholder name & account#

The old information is replaced with the new information at all places in the prospectus and statement of additional information.